Restructuring charges - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 18,089	$ 0	$ 12,490
Impairment of right-of-use assets	5,411	$ 0	0
Restructuring reserve, current	7,200
Restructuring reserve, noncurrent	3,500
Resource Rationalizations 2018
Restructuring Cost and Reserve [Line Items]
Restructuring charges			12,490
Resource Rationalizations 2018 | Workforce Reductions
Restructuring Cost and Reserve [Line Items]
Restructuring charges	11,400		9,684
Resource Rationalizations 2018 | Onerous lease
Restructuring Cost and Reserve [Line Items]
Restructuring charges	6,700		$ 2,806
Resource rationalization, 2020
Restructuring Cost and Reserve [Line Items]
Restructuring charges	18,089
Resource rationalization, 2020 | Workforce Reductions
Restructuring Cost and Reserve [Line Items]
Restructuring charges	11,391
Resource rationalization, 2020 | Onerous lease
Restructuring Cost and Reserve [Line Items]
Restructuring charges	6,698
Resource rationalization, 2020 | Other restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 1,300